Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenue
Medical equipment outsourcing	$ 73,847	$ 60,818	$ 140,086	$ 125,992
Technical and professional services	11,361	11,152	22,231	21,965
Medical equipment sales and remarketing	5,876	4,763	11,482	8,950
Total revenues	91,084	76,733	173,799	156,907
Cost of Sales
Cost of medical equipment outsourcing	28,466	22,452	52,900	45,069
Cost of technical and professional services	8,227	8,064	16,110	15,848
Cost of medical equipment sales and remarketing	4,600	3,724	8,900	7,071
Medical equipment depreciation	17,505	17,358	34,673	34,815
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	58,798	51,598	112,583	102,803
Gross margin	32,286	25,135	61,216	54,104
Selling, general and administrative	27,111	20,982	49,491	42,052
Acquisition and integration expenses	1,225		1,999
Operating income	3,950	4,153	9,726	12,052
Interest expense	12,745	11,855	24,450	23,362
Loss before income taxes	(8,795)	(7,702)	(14,724)	(11,310)
Provision (benefit) for income taxes	(7,520)	(2,562)	(7,307)	(3,890)
Consolidated net loss	(1,275)	(5,140)	(7,417)	(7,420)
Net income attributable to non controlling interest	138		138
Net loss attributable to Universal Hospital Services, Inc.	$ (1,413)	$ (5,140)	$ (7,555)	$ (7,420)